Loans payable - Bank Loans (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 Institution	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans			$ 13,566,633	$ 16,205,214
Short Term			513,992	1,106,654
Long Term			13,052,641	15,098,560
Number of banking institutions from whom loans were assumed	2	4
Device Loans
Disclosure of detailed information about borrowings [line items]
Bank loans			54,149	116,185
Short Term			39,723	61,778
Long Term			14,426	54,407
Paycheck protection program loan
Disclosure of detailed information about borrowings [line items]
Bank loans			0	2,751,284
Short Term				620,883
Long Term				2,130,401
New Credit Facility
Disclosure of detailed information about borrowings [line items]
Bank loans			13,512,484	13,337,745
Short Term			474,269	423,993
Long Term			$ 13,038,215	$ 12,913,752